Value Line Larger Companies Fund, Inc.

Supplement dated July 10, 2013 to

Summary Prospectus dated May 1, 2013

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Summary Prospectus and any existing supplements thereto.

Effective August  1, 2013, your Fund’s Rule 12b-1 fee will be charged at a rate of 0.15% of the Fund’s average daily net assets after giving effect to a waiver equal to 0.10% of your Fund’s average daily net assets. This waiver is effective through June 30, 2014 and cannot be changed or terminated during this period unless approved by your Fund’s board and principal underwriter, EULAV Securities LLC (the “Distributor”). In connection with this change, effective August  1, 2013, the section labeled “Fees and expenses” on page 2 of the Summary Prospectus is deleted and replaced with the following:

Fees and expenses.

The table below shows the fees and expenses that you would pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Value Line Larger Companies Fund
Management Fee	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.27%
Less 12b-1 Fee Waivers(1), (2)	-0.10%
Net Total Annual Fund Operating Expenses After Fee Waiver	1.17%

(1)	The expense information in the table has been restated to reflect a change in the Fund’s 12b-1 fee waiver, effective August 1, 2013, as if in effect throughout the Fund’s fiscal year ended December 31, 2012. If not restated, the Fund’s expenses reflected in the table would be lower.

(2)	Effective August 1, 2013 to June 30, 2014, the Distributor has contractually agreed to waive a portion of the Fund’s 12b-1 fee equal to 0.10% of the Fund’s average daily net assets. This waiver can be terminated or changed before June 30, 2014 only with the approval of the Fund’s board and the Distributor.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Value Line Larger Companies Fund	$119	$372	$644	$1,420

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Value Line Larger Companies Fund, Inc.

Supplement dated July 10, 2013 to

Prospectus dated May 1, 2013

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus and any existing supplements thereto.

Effective August  1, 2013, your Fund’s Rule 12b-1 fee will be charged at a rate of 0.15% of your Fund’s average daily net assets after giving effect to a waiver equal to 0.10% of your Fund’s average daily net assets. This waiver is effective through June 30, 2014 and cannot be changed or terminated during this period unless approved by your Fund’s board and principal underwriter, EULAV Securities LLC (the “Distributor”). In connection with this change, effective August 1, 2013, the section labeled “Fees and expenses” on page 2 of the Prospectus is deleted and replaced with the following:

Fees and expenses.

The table below shows the fees and expenses that you would pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Value Line Larger Companies Fund
Management Fee	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.27%
Less 12b-1 Fee Waivers(1), (2)	-0.10%
Net Total Annual Fund Operating Expenses After Fee Waiver	1.17%

(1)	The expense information in the table has been restated to reflect a change in the Fund’s 12b-1 fee waiver, effective August 1, 2013, as if in effect throughout the Fund’s fiscal year ended December 31, 2012. If not restated, the Fund’s expenses reflected in the table would be lower.

(2)	Effective August 1, 2013 to June 30, 2014, the Distributor has contractually agreed to waive a portion of the Fund’s 12b-1 fee equal to 0.10% of the Fund’s average daily net assets. This waiver can be terminated or changed before June 30, 2014 only with the approval of the Fund’s board and the Distributor.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Value Line Larger Companies Fund	$119	$372	$644	$1,420

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

FOR FUTURE REFERENCE

Value Line Larger Companies Fund, Inc.

Supplement dated July 10, 2013 to

Statement of Additional Information dated May 1, 2013

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Statement of Additional Information and any existing supplements thereto.

Effective August  1, 2013, your Fund’s Rule 12b-1 fee will be charged at a rate of 0.15% of your Fund’s average daily net assets after giving effect to a waiver equal to 0.10% of your Fund’s average daily net assets. This waiver is effective through June 30, 2014 and cannot be changed or terminated during this period unless approved by your Fund’s board and principal underwriter, EULAV Securities LLC (the “Distributor”). In connection with this change, effective August  1, 2013, the first paragraph in the section labeled “Service and Distribution Plan” on page B-19 of the Statement of Additional Information is deleted and replaced with the following:

The Fund’s Service and Distribution Plan (“Plan”) is designed to finance the activities of the Fund’s principal underwriter, Distributor in advertising, marketing and distributing Fund shares and for servicing Fund shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the period May 1, 2012 through June 30, 2013, the Distributor contractually agreed to waive all of the Fund’s 12b-1 fee, equal to 0.25% of the Fund’s average daily net assets. During the fiscal year ended December 31, 2012, fees of $468,858 would have accrued to the Distributor under the Plan in the absence of a fee waiver. Given effect to the fee waiver, all of such fees were waived. Although all the fees were waived, the Distributor paid $91,435 to other broker-dealers and incurred $87,633 in advertising and other marketing expenses. The fees payable to the Distributor under the Plan are payable without regard to actual expenses incurred. Effective August 1, 2013 to June 30, 2014, the Distributor has contractually agreed to waive a portion of the Fund’s 12b-1 fee equal to 0.10% of the Fund’s average daily net assets. There is no assurance that the Distributor will extend the contractual fee waiver beyond June 30, 2014.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE